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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21309

             Advent Claymore Convertible Securities and Income Fund
               (Exact name of registrant as specified in charter)

                     1065 Avenue of the Americas, 31st Floor
                               New York, NY 10018
               (Address of principal executive offices) (Zip code)

                                   Rodd Baxter
                     1065 Avenue of the Americas, 31st Floor
                               New York, NY 10018
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 386-7407

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2007 - June 30, 2008

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Proxy Voting Record.

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<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21309
Reporting Period: 07/01/2007 - 06/30/2008
Advent Claymore Convertible Securities Income Fund



============ ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND ============

FINANCIAL SQUARE PRIME OBLIGATIONS

Ticker:       FBAXX          Security ID:  38141W356
Meeting Date: AUG 3, 2007    Meeting Type:
Record Date:  MAY 14, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.01  ELECTION OF DIRECTORS - Ashok N. Bakhru   For       For        Management
1.02  ELECTION OF DIRECTORS - John P. Coblentz, For       For        Management
      Jr.
1.03  ELECTION OF DIRECTORS - Diana M. Daniels  For       For        Management
1.04  ELECTION OF DIRECTORS - Patrick T. Harker For       For        Management
1.05  ELECTION OF DIRECTORS - Jessica Palmer    For       For        Management
1.06  ELECTION OF DIRECTORS - Alan A. Shuch     For       For        Management
1.07  ELECTION OF DIRECTORS -  Richard P.       For       For        Management
      Strubel
1.08  ELECTION OF DIRECTORS - Kaysie P. Uniacke For       For        Management

--------------------------------------------------------------------------------

HEALTHSOUTH CORPORATION

Ticker:       HLS            Security ID:  421924200
Meeting Date: MAY 8, 2008    Meeting Type:
Record Date:  MAR 19, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.01  ELECTION OF DIRECTORS - Edward A.         For       For        Management
      Blechschmidt
1.02  ELECTION OF DIRECTORS - John W. Chidsey   For       For        Management
1.03  ELECTION OF DIRECTORS -  Donald L.        For       For        Management
      Correll
1.04  ELECTION OF DIRECTORS - Yvonne M. Curl    For       For        Management
1.05  ELECTION OF DIRECTORS - Charles M. Elson  For       For        Management
1.06  ELECTION OF DIRECTORS - Jay Grinney       For       For        Management
1.07  ELECTION OF DIRECTORS - Jon F. Hanson     For       For        Management
1.08  ELECTION OF DIRECTORS -  Leo I. Higdon    For       For        Management
1.09  ELECTION OF DIRECTORS - John E. Maupin    For       For        Management
1.10  ELECTION OF DIRECTORS - L. Edward Shaw    For       For        Management
      Jr.
2     Proposal to ratify the appointment of     For       For        Management
      Pricewatehouse Coopers LLP as accounting
      firm for FY 2008
3     Proposal to approve the Healthsouth 2008  For       For        Management
      equity inventive plan
========== END NPX REPORT
</PRE>

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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund


By:    /s/ Tracy V. Maitland
       -------------------------------------
Name:  Tracy V. Maitland
Title: President and Chief Executive Officer
Date:  August 18, 2008